Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties
Related Parties

15. Related Parties

        During the year ended December 31, 2010, the Company repurchased 2,001,829 shares of common stock for $6.5 million from two of the Company's executives. Of the total consideration of $6.5 million, the Company recorded a reduction to common stock based on the par value of the shares repurchased and additional paid-in capital of $2,000 and $5.5 million, respectively, which represented the Company's estimate of the fair value of the Company's common stock on the date of repurchase. The shares purchased were cancelled and retired. The remaining price paid in excess of fair value of the shares of $1.0 million was recorded as compensation expense to the employees and is included in general and administrative expense in the Company's consolidated statement of operations.

        During the year ended December 31, 2011, the Company purchased an additional 300,761 shares of common stock for $980,000 from another member of the executive team. Of the total consideration of $980,000, the Company recorded a reduction to common stock based on the par value of the shares repurchased and additional paid-in capital of $0 and $827,000, respectively, which represented the Company's estimate of the fair value of the Company's common stock on the date of repurchase. The shares purchased were cancelled and retired. The price paid in excess of fair value of the shares of $153,000 was recognized as compensation expense to the employee and is included in general and administrative expense in the Company's consolidated statement of operations.